Environmental (Remediation Narrative) (Details) (Spondon, UK, Former Owner [Member], Consumer Specialties [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Spondon, UK, Former Owner [Member] | Consumer Specialties [Member]
Environmental Disclosure [Line Items]
Environmental insurance recoveries receivable	$ 6	$ 6